Significant Related Party Transactions - Significant Transactions between Company and Other Related Parties (Detail) ¥ in Thousands, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	$ 347,964		$ 530,577		$ 11,364
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price	16,694,860		17,784,651		545,227
Acquisition of investments accounted for under the equity method, Purchase price	32,785,800		26,504,913		$ 1,070,731
Acquisition of intangible assets	2,546,516	$ 83,165	2,756,155	$ 1,924,924
Trading Capital Amount | ¥						¥ 4,416,624
Purchase price	21,209,443
FARADAY TECHNOLOGY CORP. [member]
Disclosure of transactions between related parties [line items]
Acquisition of investments accounted for under the equity method, Purchase price	1,990,073		1,862,245
Acquisition of intangible assets	323,551		266,053	181,254
ARTERY TECHNOLOGY CORPORATION, LTD. [member]
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	40,886		56,864
FARADAY TECHNOLOGY CORP. [member]
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	302,828		441,963
Associates [member]
Disclosure of transactions between related parties [line items]
Operating revenues	3,018,171		5,744,098	2,778,544
Refund liability, classified under other current liabilities	636		1,545
Associates [member] | Stock of Artery Technology Corporation [Member]
Disclosure of transactions between related parties [line items]
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price				$ 13,929
Acquisition of shares, noncurrent financial assets at fair value through profit or loss, Trading Volume | shares				82
Associates [member] | Stock Of UNIMICRON [member]
Disclosure of transactions between related parties [line items]
Acquisition of investments accounted for under the equity method, Purchase price	$ 608,224
Acquisition of investments accounted for under the equity method, Trading Volume | shares	4,945	4,945
Other related party [member]
Disclosure of transactions between related parties [line items]
Operating revenues	$ 4,463		40,474	$ 38,797
Accounts receivable-related parties, net	0		1,052
Refund liability, classified under other current liabilities	0		7
Mask expenditure	2,375,225		2,581,409	1,861,438
Other payables of mask expenditure	751,763		812,185	560,042
All other related parties [member]
Disclosure of transactions between related parties [line items]
Operating revenues	3,022,634		5,784,572	$ 2,817,341
Refund liability, classified under other current liabilities	636		1,552
Others [member]
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	3,602		30,698
Other Associates [member]
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	648		$ 0
XIAMEN JINYUAN INDUSTRIAL DEVELOPMENT CO., LTD. [member] | Increase of ownership stake in the subsidiary company USCXM [member]
Disclosure of transactions between related parties [line items]
Trading Capital Amount | ¥						3,741,862
Purchase price	17,945,970
FUJIAN ELECTRONICS & INFORMATION INDUSTRY ENTREPRENEURSHIP INVESTMENT LIMITED PARTNERSHIP [member] | Increase of ownership stake in the subsidiary company USCXM [member]
Disclosure of transactions between related parties [line items]
Trading Capital Amount | ¥						¥ 674,762
Purchase price	$ 3,263,473